Consolidated Statements Of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Gain on discontinued operations, related tax expense (benefit)	$ 2,208	$ (1,575)	$ 1,593